CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss attributable to Singlepoint Inc. stockholders	$ (2,186,692)	$ (1,422,463)	$ (8,852,677)	$ (5,373,015)
Adjustments to reconcile net loss to net cash used in operating activities:
Loss attributable to non-controlling interests	(233,904)	(75,310)	(349,856)	(390,932)
Common stock issued for services	36,118	240,000	1,502,513	146,283
Preferred stock issued for services			2,000	0
Bad debt expense	22,326	15,850	178,958	0
Depreciation	81,902	15,195	216,623	44,763
Amortization of intangibles	101,112	3,630	312,543	14,520
Amortization of debt discounts	175,314	6,159	1,376,934	16,772
Amortization of deferred compensation	0	(15,095)	120,747	105,652
(Gain) loss on change in fair value of equity securities			0	76,627
Goodwill impairment charge			1,315,973	680,772
(Gain) loss on debt settlement			(125,001)	(513,909)
Common stock issued for warrants			0	416,444
Changes in operating assets and liabilities (net of acquisitions):
Accounts receivable	(1,015,700)	(25,241)	(1,272,320)	(87,395)
Prepaid expenses	26,913	10,773	(9,812)	(36,013)
Inventory	(743,435)	11,144	(844,213)	(70,250)
Contract assets	47,169	0	(160,549)	0
Accounts payable	(961,899)	53,054	1,364,352	(13,546)
Accrued expenses	818,811	442,754	(53,062)	151,597
Amortization of deferred compensation	0	15,095	(120,747)	(105,652)
Unearned revenue	1,261,570	24,023	1,122,013	0
Accounts receivable	1,015,700	25,241	1,272,320	87,395
NET CASH USED IN OPERATING ACTIVITIES	(538,995)	(634,855)	(4,164,983)	(4,831,629)
CASH FLOWS FROM INVESTING ACTIVITIES:
Acquisitions, net of cash acquired			(1,272,320)	0
Cash paid for acquisition related expenses			0	(25,000)
Cash paid for notes receivable from related party	(52,000)	0	(157,000)	0
Cash paid for property			(92,922)	(19,700)
NET CASH USED IN INVESTING ACTIVITIES	(52,000)	0	(1,522,242)	(44,700)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from sale of common stock	38,077	499,271	767,233	540,899
Proceeds from advances from related party	76,685	69,538	275,878	234,824
Proceeds from notes payable			552,085	1,811,070
Proceeds from issuance of convertible notes	250,000	0	3,777,500	0
Payments on advances to related party	101,229	0	(185,470)	(64,569)
Payments on convertible notes payable	(28,476)	0	0	(75,000)
Payments on capital lease obligations	(67,443)	(5,353)	(202,982)	(51,365)
Payments on notes payable	(1,339)	0	(754,262)	(286,518)
Payments on advances to related party	(101,229)	0	185,470	64,569
Proceeds from sale of preferred stock - Class C	100,000	0	0	760,000
Proceeds from sale of preferred stock - Class D			0	2,000,000
Proceeds from sale of preferred stock - Class E	257,500	0	1,830,000	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	523,775	563,456	6,059,982	4,869,341
NET CHANGE IN CASH	(67,220)	(71,399)	372,757	(6,988)
Cash at beginning of period	564,242	191,485	191,485	198,473
Cash at end of period	497,022	120,086	564,242	191,485
SUPPLEMENTAL DISCLOSURE OF CASH FLOWS INFORMATION:
Interest paid	3,417	0	169,055	20,853
Income tax paid	0	0	0	0
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Recognition of new right of use assets and lease liabilities			66,969	0
Common stock issued for purchase of investment			134,376	0
Common stock issued for conversion of debt and accrued interest	176,402	0	45,277	3,172,918
Conversion of preferred stock to common stock	1,436	0	2,581	282
Inventory transferred to related party for note receivable			0	63,456
Investment in Jacksam transferred for reduction in related party debt			0	547,010
Non-cash portion of termination agreement removing accrued compensation and related party debt in exchange for stock and new related party note			0	1,234,052
Accrual of preferred stock dividends	$ 71,240	$ 0
Deferred stock compensation recognized for acquisitions			0	450,000
Discount recognized on deferred stock compensation for acquisitions			$ 0	$ 110,402